ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET (Details Narrative)
Allowance for doubtful accounts	$ 71,046	$ 62,992
Allowance for doubtful accounts, additions		$ 11,254